EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The numerator and denominator of basic and diluted EPS computations for the Company’s common stock and Class B common stock are calculated as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands, except per share data)
Basic EPS:
Numerator:
Net earnings (loss) from continuing operations	$51,097	$(611,834)	$232,663
Net (earnings) loss attributable to noncontrolling interests of continuing operations	(308)	(349)	1,689
Net earnings attributed to unvested participating security	—	—	(8,121)
Net earnings (loss) from continuing operations attributable to People Incorporated common stock and Class B common stock shareholders	50,789	(612,183)	226,231

(Loss) earnings from discontinued operations, net of tax	(152,567)	78,504	25,654
Net (earnings) loss attributable to noncontrolling interests of discontinued operations	(2,248)	(6,218)	5,936
Net earnings attributed to unvested participating security	—	—	(1,095)
Net (loss) earnings from discontinued operations attributable to People Incorporated common stock and Class B common stock shareholders	(154,815)	72,286	30,495

Net (loss) earnings attributable to People Incorporated common stock and Class B common stock shareholders	$(104,026)	$(539,897)	$256,726

Denominator:
Weighted average basic People Incorporated common stock and Class B common stock shares outstanding	80,077	83,130	83,569

Earnings (loss) per share:
Earnings (loss) per share from continuing operations attributable to People Incorporated common stock and Class B common stock shareholders	$0.63	$(7.36)	$2.71
(Loss) earnings per share from discontinued operations, net of tax, attributable to People Incorporated common stock and Class B common stock shareholders	(1.93)	0.87	0.36
(Loss) earnings per share attributable to People Incorporated common stock and Class B common stock shareholders	$(1.30)	$(6.49)	$3.07

	Year Ended December 31,
	2025	2024	2023
	(In thousands, except per share data)
Diluted EPS:
Numerator:
Net earnings (loss) from continuing operations	$51,097	$(611,834)	$232,663
Net (earnings) loss attributable to noncontrolling interests of continuing operations	(308)	(349)	1,689
Net earnings attributed to unvested participating security	—	—	(7,858)
Net earnings (loss) from continuing operations attributable to People Incorporated common stock and Class B common stock shareholders	50,789	(612,183)	226,494

(Loss) earnings from discontinued operations, net of tax	(152,567)	78,504	25,654
Net (earnings) loss attributable to noncontrolling interests of discontinued operations	(2,248)	(6,218)	5,936
Net earnings attributed to unvested participating security	—	—	(1,060)
Net (loss) earnings from discontinued operations attributable to People Incorporated common stock and Class B common stock shareholders	(154,815)	72,286	30,530

Net (loss) earnings attributable to People Incorporated common stock and Class B common stock shareholders	$(104,026)	$(539,897)	$257,024

Denominator:
Weighted average basic People Incorporated common stock and Class B common stock shares outstanding	80,077	83,130	83,569
Dilutive securities(a)(b)	1,972	—	2,895
Denominator for earnings per share—weighted average shares(a)(b)	82,049	83,130	86,464

Earnings (loss) per share:
Earnings (loss) per share from continuing operations attributable to People Incorporated common stock and Class B common stock shareholders	$0.62	$(7.36)	$2.62
(Loss) earnings per share from discontinued operations, net of tax, attributable to People Incorporated common stock and Class B common stock shareholders	(1.89)	0.87	0.35
(Loss) earnings per share attributable to People Incorporated common stock and Class B common stock shareholders	$(1.27)	$(6.49)	$2.97
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(a)     If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock options and subsidiary denominated equity; vesting of RSUs; and vesting of restricted common stock and PSUs, if applicable. For the years ended December 31, 2025 and 2023, 0.6 million and 3.6 million of potentially dilutive securities, respectively, were excluded from the calculation of diluted EPS because their inclusion would have been anti-dilutive.
(b)     For the year ended December 31, 2024, the Company had a loss from continuing operations and, as a result, approximately 8.5 million potentially dilutive securities were excluded from computing diluted EPS because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding were used to compute the EPS amounts.